Inventories (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Inventories Line Items
Cost of inventories recognised as expense	$ 146,589	$ 159,154
Provision for inventory write off	3,331	1,663
Inventory write-down	1,110	2,106
Supplies and spare parts
Inventories Line Items
Inventories, at net realisable value	8,602	9,045
Stockpile and concentrate
Inventories Line Items
Inventories, at net realisable value	$ 168	$ 794